Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2018 and 2017, property and equipment, net consisted of the following:

	December 31, 2018	December 31, 2017
Electronic equipment	$174,444	$128,857
Office equipment	15,240	13,152
Total property and equipment	189,684	142,009
Less: accumulated depreciation	(91,751)	(42,379)
Total property and equipment, net	$97,933	$99,630

Depreciation expenses for the fiscal years ended December 31, 2018, 2017 and 2016 were $53,697, $30,349 and $10,638, respectively. There was no impairment recorded for these property and equipment for the years ended December 31, 2018, 2017 and 2016.